Consolidated Statements of Comprehensive Income ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2022 CNY (¥) ¥ / shares	Mar. 31, 2022 USD ($) $ / shares	Mar. 31, 2021 CNY (¥) ¥ / shares	Mar. 31, 2020 CNY (¥) ¥ / shares
Consolidated Statements of Comprehensive Income
Revenues	¥ 1,243,255	$ 196,119	¥ 1,159,639	¥ 1,221,460
Cost of revenues	(183,307)	(28,916)	(178,947)	(189,128)
Gross profit	1,059,948	167,203	980,692	1,032,332
Operating expenses
Research and development	(22,296)	(3,517)	(23,769)	(21,109)
Sales and marketing	(241,725)	(38,132)	(237,691)	(261,958)
General and administrative	(187,062)	(29,509)	(174,362)	(190,232)
Total operating expenses	(451,083)	(71,158)	(435,822)	(473,299)
Operating income	608,865	96,045	544,870	559,033
Other income, net
Interest income	32,609	5,144	30,899	25,359
Foreign currency exchange (losses)/gains	(642)	(101)	155	(303)
Change in fair value of equity securities	(20,391)	(3,217)	25,385	(13,172)
Dividend income	1,120	177	1,281	507
Others	6,274	990	8,161	7,388
Total other income, net	18,970	2,993	65,881	19,779
Income before income tax	627,835	99,038	610,751	578,812
Income tax expense	(118,352)	(18,669)	(94,546)	(101,084)
Net income	509,483	80,369	516,205	477,728
Net income attributable to non-controlling interests	(8,418)	(1,328)	(7,958)	(7,011)
Net income attributable to Global Cord Blood Corporation's shareholders	¥ 501,065	$ 79,041	¥ 508,247	¥ 470,717
Earnings per share:
Basic | (per share)	¥ 4.12	$ 0.65	¥ 4.18	¥ 3.87
Diluted | (per share)	¥ 4.12	$ 0.65	¥ 4.18	¥ 3.87
Other comprehensive losses, net of nil income taxes
Foreign currency translation adjustments	¥ (3,607)	$ (569)	¥ (8,516)	¥ (5,925)
Comprehensive income	505,876	79,800	507,689	471,803
Comprehensive income attributable to non-controlling interests	(8,418)	(1,328)	(7,958)	(7,011)
Comprehensive income attributable to Global Cord Blood Corporation's shareholders	¥ 497,458	$ 78,472	¥ 499,731	¥ 464,792